Income taxes - Schedule of temporary difference, unused tax losses and unused tax credits (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,687,855	$ 3,139,298	$ 2,692,830
Non-capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	88,986,000
Non-capital losses [member] | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	88,986,000	77,312,000
Non-capital losses [member] | BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deductible temporary differences [member] | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,520,440	$ 1,267,042